Commitments - Summary of Aged Analysis of Contracted Expenditures for Aircraft, Engines and Flight Equipment (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of capital commitments [Line Items]
Capital commitments	¥ 53,599	¥ 78,069
Aircraft [member]
Disclosure of capital commitments [Line Items]
Capital commitments	47,822	70,998
Aircraft [member] | Less than 1 year [member]
Disclosure of capital commitments [Line Items]
Capital commitments	18,388	29,187
Aircraft [member] | 1 to 2 years [member]
Disclosure of capital commitments [Line Items]
Capital commitments	12,442	24,735
Aircraft [member] | In the third year [member]
Disclosure of capital commitments [Line Items]
Capital commitments	11,956	11,809
Aircraft [member] | In the fourth year [member]
Disclosure of capital commitments [Line Items]
Capital commitments	3,892	4,674
Aircraft [member] | Over four years [member]
Disclosure of capital commitments [Line Items]
Capital commitments	¥ 1,144	¥ 593